ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
ACCOUNTING POLICIES [Abstract]
ACCOUNTING POLICIES
NOTE 1 - ACCOUNTING POLICIES

The accounting and reporting policies and practices of Independent Bank Corporation and subsidiaries conform to accounting principles generally accepted in the United States of America and prevailing practices within the banking industry. Our critical accounting policies include the assessment for other than temporary impairment (“OTTI”) on investment securities, the determination of the allowance for loan losses, the determination of vehicle service contract counterparty contingencies, the valuation of originated mortgage loan servicing rights and the valuation of deferred tax assets. We are required to make material estimates and assumptions that are particularly susceptible to changes in the near term as we prepare the consolidated financial statements and report amounts for each of these items. Actual results may vary from these estimates.

Our Bank subsidiary transacts business in the single industry of commercial banking. Our Bank's activities cover traditional phases of commercial banking, including checking and savings accounts, commercial lending, direct and indirect consumer financing and mortgage lending. Our principal markets are the rural and suburban communities across lower Michigan that are served by our Bank's branches and loan production offices. We also purchase payment plans from companies (which we refer to as “counterparties”) that provide vehicle service contracts and similar products to consumers, through our wholly owned subsidiary, Mepco Finance Corporation (“Mepco”). At December 31, 2011, 75.3% of our Bank's loan portfolio was secured by real estate.

PRINCIPLES OF CONSOLIDATION - The consolidated financial statements include the accounts of Independent Bank Corporation and its subsidiaries. The income, expenses, assets and liabilities of the subsidiaries are included in the respective accounts of the consolidated financial statements, after elimination of all material intercompany accounts and transactions.

STATEMENTS OF CASH FLOWS - For purposes of reporting cash flows, cash and cash equivalents include cash on hand, amounts due from banks, interest bearing deposits and federal funds sold. Generally, federal funds are sold for one-day periods. We report net cash flows for customer loan and deposit transactions, for short-term borrowings and for vehicle service contract counterparty payables.

INTEREST BEARING DEPOSITS – Interest bearing deposits consist of overnight deposits with the Federal Reserve Bank (“FRB”).

LOANS HELD FOR SALE - Loans held for sale are carried at fair value at December 31, 2011 and 2010. Fair value adjustments as well as realized gains and losses, are recorded in current earnings.

MORTGAGE LOAN SERVICING RIGHTS- We recognize as separate assets the rights to service mortgage loans for others. The fair value of originated mortgage loan servicing rights has been determined based upon fair value indications for similar servicing. The mortgage loan servicing rights are amortized in proportion to and over the period of estimated net loan servicing income. We assess mortgage loan servicing rights for impairment based on the fair value of those rights. For purposes of measuring impairment, the characteristics used include interest rate, term and type. Amortization of and changes in the impairment reserve on originated mortgage loan servicing rights are included in mortgage loan servicing in the Consolidated Statements of Operations. Mortgage loan servicing income is recorded for fees earned for servicing loans previously sold. The fees are generally based on a contractual percentage of the outstanding principal and are recorded as income when earned. Mortgage loan servicing fees, excluding amortization of and changes in the impairment reserve on originated mortgage loan servicing rights, totaled $4.4 million, $4.2 million and $4.2 million for the years ended December 31, 2011, 2010 and 2009, respectively. Late fees and ancillary fees related to loan servicing are not material.

TRANSFERS OF FINANCIAL ASSETS - Transfers of financial assets are accounted for as sales, when control over the assets has been relinquished. Control over transferred assets is deemed to be surrendered when the assets have been isolated from us, the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and we do not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity.

SECURITIES - We classify our securities as trading, held to maturity or available for sale. Trading securities are bought and held principally for the purpose of selling them in the near term and are reported at fair value with realized and unrealized gains and losses included in earnings. Securities held to maturity represent those securities for which we have the positive intent and ability to hold until maturity and are reported at cost, adjusted for amortization of premiums and accretion of discounts computed on the level-yield method. We did not have any securities held to maturity at December 31, 2011 and 2010. Securities available for sale represent those securities not classified as trading or held to maturity and are reported at fair value with unrealized gains and losses, net of applicable income taxes reported in other comprehensive income (loss).

We evaluate securities for OTTI at least on a quarterly basis and more frequently when economic or market conditions warrant such an evaluation. In performing this evaluation management considers (1) the length of time and extent that fair value has been less than cost, (2) the financial condition and near term prospects of the issuer, (3) the impact of changes in market interest rates on the market value of the security and (4) an assessment of whether we intend to sell, or it is more likely than not that we will be required to sell a security in an unrealized loss position before recovery of its amortized cost basis. For securities that do not meet the aforementioned recovery criteria, the amount of impairment recognized in earnings is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income or loss. The credit loss is defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis.

Gains and losses realized on the sale of securities available for sale are determined using the specific identification method and are recognized on a trade-date basis. Premiums and discounts are recognized in interest income computed on the level-yield method.

LOAN REVENUE RECOGNITION - Interest on loans is accrued based on the principal amounts outstanding. In general the accrual of interest income is discontinued when a loan becomes 90 days past due for commercial loans, installment loans and payment plan receivables and when a loan misses four consecutive payments for mortgage loans and the borrower's capacity to repay the loan and collateral values appear insufficient for each loan class. However, loans may be placed on non-accrual status regardless of whether or not such loans are considered past due if, in management's opinion, the borrower is unable to meet payment obligations as they become due or as required by regulatory provisions. All interest accrued but not received for all loans placed on non-accrual is reversed from interest income. Payments on such loans are generally applied to the principal balance until qualifying to be returned to accrual status. A non-accrual loan may be restored to accrual status when interest and principal payments are current and the loan appears otherwise collectible. Delinquency status for all classes in the commercial and installment loan segments is based on the actual number of days past due as required by the contractual terms of the loan agreement while delinquency status for mortgage loan segment classes is based on the number of payments past due.

Certain loan fees and direct loan origination costs are deferred and recognized as an adjustment of yield generally over the contractual life of the related loan. Fees received in connection with loan commitments are deferred until the loan is advanced and are then recognized generally over the contractual life of the loan as an adjustment of yield. Fees on commitments that expire unused are recognized at expiration. Fees received for letters of credit are recognized as revenue over the life of the commitment.

PAYMENT PLAN RECEIVABLE REVENUE RECOGNITION - Payment plan receivables are acquired by our Mepco segment at a discount and reported net of this discount in the Consolidated Statements of Financial Condition. This discount is accreted into interest and fees on loans over the life of the receivable computed on a level-yield method. All classes of payment plan receivables that have canceled and are 90 days or more past due as required by the contractual terms of the payment plan are classified as non-accrual.

ALLOWANCE FOR LOAN LOSSES - Some loans will not be repaid in full. Therefore, an allowance for loan losses (“AFLL”) is maintained at a level which represents our best estimate of losses incurred. In determining the allowance and the related provision for loan losses, we consider four principal elements: (i) specific allocations based upon probable losses identified during the review of the loan portfolio, (ii) allocations established for other adversely rated loans, (iii) allocations based principally on historical loan loss experience, and (iv) additional allocations based on subjective factors, including local and general economic business factors and trends, portfolio concentrations and changes in the size and/or the general terms of the loan portfolios.

The first AFLL element (specific allocations) reflects our estimate of probable incurred losses based upon our systematic review of specific loans. These estimates are based upon a number of objective factors, such as payment history, financial condition of the borrower, discounted collateral exposure and discounted cash flow analysis. Impaired commercial and mortgage loans are allocated allowance amounts using this first element. The second AFLL element (other adversely rated loans) reflects the application of our loan rating system. This rating system is similar to those employed by state and federal banking regulators. Loans that are rated below a certain predetermined classification are assigned a loss allocation factor for each loan classification category that is based upon a historical analysis of both the probability of default and the expected loss rate (“loss given default”). The lower the rating assigned to a loan or category, the greater the allocation percentage that is applied. For higher rated loans (“non-watch credit”) we again determine a probability of default and loss given default in order to apply an allocation percentage. Commercial loans not falling under the first AFLL element are allocated allowance amounts using this second AFLL element. The third AFLL element (historical loss allocations) is determined by assigning allocations to homogeneous loan groups based principally upon the five-year average of loss experience for each type of loan. Recent years are weighted more heavily in this average. Average losses may be further adjusted based on an analysis of delinquent loans. Loss analyses are conducted at least annually. Mortgage loans not falling under the first AFLL element as well as installment and payment plan receivables are allocated allowance amounts using this third AFLL element. The fourth AFLL element (additional allocations based on subjective factors) is based on factors that cannot be associated with a specific credit or loan category and reflects our attempt to ensure that the overall allowance for loan losses appropriately reflects a margin for the unpredictability necessarily inherent in the estimates of expected credit losses. We consider a number of subjective factors when determining this fourth AFLL element, including local and general economic business factors and trends, portfolio concentrations and changes in the size, mix and the general terms of the loan portfolios.

Increases in the allowance are recorded by a provision for loan losses charged to expense. Although we periodically allocate portions of the allowance to specific loans and loan portfolios, the entire allowance is available for incurred losses. We generally charge-off commercial, homogenous residential mortgage, installment and payment plan receivable loans when they are deemed uncollectible or reach a predetermined number of days past due based on loan product, industry practice and other factors. Collection efforts may continue and recoveries may occur after a loan is charged against the allowance.

While we use relevant information to recognize losses on loans, additional provisions for related losses may be necessary based on changes in economic conditions, customer circumstances and other credit risk factors.

A loan is impaired when full payment under the loan terms is not expected. Generally, those loans included in each commercial loan class that are rated substandard, classified as non-performing or were classified as non-performing in the preceding quarter are evaluated for impairment. Those loans included in each mortgage loan class whose terms have been modified and considered a troubled debt restructuring are also impaired. Loans which have been modified resulting in a concession, and which the borrower is experiencing financial difficulties, are considered troubled debt restructurings (“TDR”) and classified as impaired. We measure our investment in an impaired loan based on one of three methods: the loan's observable market price, the fair value of the collateral or the present value of expected future cash flows discounted at the loan's effective interest rate. Large groups of smaller balance homogeneous loans, such as those loans included in each installment and mortgage loan class and each payment plan receivable class are collectively evaluated for impairment, and accordingly, they are not separately identified for impairment disclosures. TDR loans are measured at the present value of estimated future cash flows using the loan's effective interest rate at inception of the loan. If a TDR is considered to be a collateral dependent loan, the loan is reported net, at the fair value of collateral.

PROPERTY AND EQUIPMENT - Property and equipment is stated at cost less accumulated depreciation and amortization. Depreciation and amortization is computed using both straight-line and accelerated methods over the estimated useful lives of the related assets. Buildings are generally depreciated over a period not exceeding 39 years and equipment is generally depreciated over periods not exceeding 7 years. Leasehold improvements are depreciated over the shorter of their estimated useful life or lease period.

BANK OWNED LIFE INSURANCE - We have purchased a group flexible premium non-participating variable life insurance contract on approximately 270 salaried employees in order to recover the cost of providing certain employee benefits. Bank owned life insurance is recorded at its cash surrender value or the amount that can be currently realized.

OTHER REAL ESTATE AND REPOSSESSED ASSETS - Other real estate at the time of acquisition is recorded at fair value, less estimated costs to sell, which becomes the property's new basis. Fair value is typically determined by a third party appraisal of the property. Any write-downs at date of acquisition are charged to the allowance for loan losses. Expense incurred in maintaining assets and subsequent write-downs to reflect declines in value and gains or losses on the sale of other real estate are recorded in the Consolidated Statements of Operations. Non-real estate repossessed assets are treated in a similar manner.

OTHER INTANGIBLE ASSETS - Other intangible assets consist of core deposits. They are initially measured at fair value and then are amortized on both straight-line and accelerated methods over their estimated useful lives, which range from 10 to 15 years.

VEHICLE SERVICE CONTRACT COUNTERPARTY RECEIVABLES, NET - These amounts represent funds due to Mepco from its counterparties for cancelled service contracts. Upon the cancellation of a service contract and the completion of the billing process to the counterparties for amounts due to Mepco, there is a decrease in the amount of “payment plan receivables” and an increase in the amount of “vehicle service contract counterparty receivables” until such time as the amount due from the counterparty is collected.

INCOME TAXES - We employ the asset and liability method of accounting for income taxes. This method establishes deferred tax assets and liabilities for the temporary differences between the financial reporting basis and the tax basis of our assets and liabilities at tax rates expected to be in effect when such amounts are realized or settled. Under this method, the effect of a change in tax rates is recognized in the period that includes the enactment date. The deferred tax asset is subject to a valuation allowance for that portion of the asset for which it is more likely than not that it will not be realized.

A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination.

We recognize interest and/or penalties related to income tax matters in income tax expense.

We file a consolidated federal income tax return. Intercompany tax liabilities are settled as if each subsidiary filed a separate return.

VEHICLE SERVICE CONTRACT COUNTERPARTY PAYABLES - Vehicle service contract counterparty payables represent amounts owed to insurance companies or other counterparties for vehicle service contract payment plans purchased by us. The vehicle service contract counterparty payable becomes due in accordance with the terms of the specific contract between Mepco and the counterparty. Typically these terms require payment after Mepco has received one or two payments from the consumer on the payment plan receivable.

COMMITMENTS TO EXTEND CREDIT AND RELATED FINANCIAL INSTRUMENTS- Financial instruments may include commitments to extend credit and standby letters of credit. Financial instruments involve varying degrees of credit and interest-rate risk in excess of amounts reflected in the Consolidated Statements of Financial Condition. Exposure to credit risk in the event of non-performance by the counterparties to the financial instruments for loan commitments to extend credit and letters of credit is represented by the contractual amounts of those instruments. In general, we use a similar methodology to estimate our liability for these off-balance sheet credit exposures as we do for our allowance for loan losses. For commercial related commitments, we estimate liability using our loan rating system and for mortgage and installment commitments we estimate liability principally upon historical loss experience. Our estimated liability for off balance sheet commitments is included in accrued expenses and other liabilities in our Consolidated Statements of Financial Condition and any charge or recovery is recorded in non-interest expenses in our Consolidated Statements of Operations.

DERIVATIVE FINANCIAL INSTRUMENTS - We record derivatives on our Consolidated Statement of Financial Condition as assets and liabilities measured at their fair value. The accounting for increases and decreases in the value of derivatives depends upon the use of derivatives and whether the derivatives qualify for hedge accounting.

We record the fair value of cash-flow hedging instruments (“Cash Flow Hedges”) in accrued income and other assets and accrued expenses and other liabilities. On an ongoing basis, we adjust our Consolidated Statement of Financial Condition to reflect the then current fair value of the Cash Flow Hedges. The related gains or losses are reported in other comprehensive income (loss) and are subsequently reclassified into earnings, as a yield adjustment in the same period in which the related interest on the hedged items (primarily variable-rate debt obligations) affect earnings. To the extent that the Cash Flow Hedges are not effective, the ineffective portion of the Cash Flow Hedges is immediately recognized as interest expense.

We also record fair-value hedging instruments (“Fair Value Hedges”) at fair value in accrued income and other assets and accrued expenses and other liabilities. The hedged items (primarily fixed-rate debt obligations) are also recorded at fair value through the Consolidated Statements of Operations, which offsets the adjustment to the Fair Value Hedges. On an ongoing basis, we adjust our Consolidated Statement of Financial Condition to reflect the then current fair value of both the Fair Value Hedges and the respective hedged items. To the extent that the change in value of the Fair Value Hedges do not offset the change in the value of the hedged items, the ineffective portion is immediately recognized as interest expense.

Certain derivative financial instruments are not designated as hedges. The fair value of these derivative financial instruments has been recorded on our Consolidated Statement of Financial Condition and is adjusted on an ongoing basis to reflect their then current fair value. The changes in the fair value of derivative financial instruments not designated as hedges are recognized currently in earnings.

When hedge accounting is discontinued because it is determined that a derivative financial instrument no longer qualifies as a fair-value hedge, we continue to carry the derivative financial instrument on our Consolidated Statement of Financial Condition at its fair value, and no longer adjust the hedged item for changes in fair value. The adjustment of the carrying amount of the previously hedged item is accounted for in the same manner as other components of similar instruments. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, we continue to carry the derivative financial instrument on our Consolidated Statement of Financial Condition at its fair value, and gains and losses that were included in accumulated other comprehensive income (loss) are recognized immediately in earnings. In all other situations in which hedge accounting is discontinued, we continue to carry the derivative financial instrument at its fair value on our Consolidated Statement of Financial Condition and recognize any subsequent changes in its fair value in earnings.

When a derivative financial instrument that qualified for hedge accounting is settled and the hedged item remains, the gain or loss on the derivative financial instrument is accreted or amortized over the life that remained on the settled derivative financial instrument.

COMPREHENSIVE LOSS - Comprehensive loss consists of net loss, unrealized gains and losses on securities available for sale and derivative instruments classified as cash flow hedges. The net change in unrealized gain (loss) on securities available for sale reflects net gains (losses) reclassified into earnings of $(0.6) million, $1.2 million and $2.8 million in 2011, 2010 and 2009, respectively. The reclassification of these amounts from accumulated other comprehensive income (loss) resulted in no income tax expense or benefit due to a full valuation allowance against our deferred tax assets.

LOSS PER COMMON SHARE - Basic and diluted loss per common share is computed by dividing net loss applicable to common stock by the weighted average number of common shares outstanding during the period and participating share awards. All outstanding unvested share-based payment awards that contain rights to nonforfeitable dividends are considered participating securities for this calculation. The assumed conversion of convertible preferred stock, assumed exercise of common stock warrants, assumed exercise of stock options, restricted stock units and stock units for a deferred compensation plan for non-employee directors would have an anti-dilutive impact on the loss per share and thus are ignored in the diluted per share calculation.

SHARE BASED COMPENSATION - Cost is recognized for stock options and non-vested share awards issued to employees, based on the fair value of these awards at the date of grant. A Black-Scholes model is utilized to estimate the fair value of stock options, while the market price of our common stock at the date of grant is used for non-vested share awards. Cost is recognized over the required service period, generally defined as the vesting period. Cost is also recognized for salary stock issued to employees and stock issued to non-employee directors. These shares vest immediately and cost is recognized during the period they are issued.

COMMON STOCK - At December 31, 2011, 0.1 million shares of common stock were reserved for issuance under the dividend reinvestment plan, 0.5 million shares of common stock were reserved for issuance under our long-term incentive plans and 3.2 million shares of common stock were reserved for issuance under an equity line agreement.

RECLASSIFICATION - Certain amounts in the 2010 and 2009 consolidated financial statements have been reclassified to conform to the 2011 presentation.

ADOPTION OF NEW ACCOUNTING STANDARDS - In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-02, “A Creditor's Determination of Whether a Restructuring Is a Troubled Debt Restructuring”, an amendment to FASB ASC Topic 310 “Receivables.”. This ASU gives new guidance to improve financial reporting by creating greater consistency in the way GAAP is applied for various types of debt restructurings. This guidance clarifies which loan modifications constitute a TDR. It is intended to assist creditors in determining whether a modification of the terms of a receivable meets the criteria to be considered a TDR, both for purposes of recording an impairment loss and for disclosure of TDRs. Although this new guidance does not amend the accounting for TDRs, it is expected that application of the clarifications contained in this guidance will result in more modifications being considered TDRs. In evaluating whether a restructuring constitutes a TDR, a creditor must separately conclude that both of the following exist: (a) the restructuring constitutes a concession; and (b) the debtor is experiencing financial difficulties. The provisions of this ASU clarify the guidance on a creditor's evaluation of whether it has granted a concession and whether a debtor is experiencing financial difficulties. With regard to determining whether a concession has been granted, this new guidance clarifies that creditors are precluded from using the effective interest method to determine whether a concession has been granted. In the absence of using the effective interest method, a creditor must now focus on other considerations such as the value of the underlying collateral, evaluation of other collateral or guarantees, the debtor's ability to access other funds at market rates, interest rate increases and whether the restructuring results in a delay in payment that is insignificant. In addition, the new guidance provides “a not all inclusive” list of six indicators for creditors to consider when determining if a debtor is experiencing financial difficulties which can be found in FASB ASC 310-40-15-20. This new guidance became effective for the quarter ended September 30, 2011, and applies retrospectively to restructurings occurring since January 1, 2011. See note #4 for TDR disclosures in accordance with this ASU.

In June 2011, the FASB issued ASU 2011-12, “Comprehensive Income (Topic 220), Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05”. This ASU amended guidance on the presentation requirements for comprehensive income. The amended guidance requires an entity to present total comprehensive income, the components of net income and the components of other comprehensive income on the face of the financial statements, either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The amended guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. This amended guidance will be applied retrospectively and is effective for interim and annual periods beginning after December 15, 2011.

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820), Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. This ASU amended guidance that will result in common fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards (“IFRS”). Under the amended guidance, entities will be required to expand disclosure for fair value instruments categorized within Level 3 of the fair value hierarchy to include (1) the valuation processes used; and (2) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs for recurring fair value measurements and the interrelationships between those unobservable inputs, if any. They will also be required to disclose the categorization by level of the fair value hierarchy for items that are not measured at fair value in the Consolidated Statement of Financial Condition but for which the fair value is required to be disclosed (e.g. portfolio loans). The amended guidance will be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011.